Schedule of Investments (unaudited)
April 30, 2024
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 4.2%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$2,000	$ 2,108,812
Series F, 5.50%, 11/01/53	840	883,682
County of Jefferson Alabama Sewer Revenue, Refunding RB
5.00%, 10/01/26	150	154,559
5.25%, 10/01/49	520	548,996
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(a)	470	496,845
Southeast Alabama Gas Supply District, RB, Series A, 4.00%, 06/01/49(a)	1,150	1,149,047
Southeast Energy Authority A Cooperative District, RB, Series A-2, 5.98%, 01/01/53(a)	5,090	5,111,152
		10,453,093
Arizona — 2.5%
Arizona Industrial Development Authority, RB(b)
4.38%, 07/01/39	550	498,077
Series A, 5.00%, 07/01/49	525	462,477
Series A, 5.00%, 07/01/54	405	349,081
Chandler Industrial Development Authority, RB(a)
AMT, 4.10%, 12/01/37	535	538,963
AMT, 5.00%, 06/01/49	3,700	3,703,266
Maricopa County Industrial Development Authority, Refunding RB, 5.00%, 07/01/54(b)	280	251,496
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	450	477,400
		6,280,760
Arkansas — 0.7%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49(b)	1,270	1,233,618
AMT, Sustainability Bonds, 5.70%, 05/01/53	415	424,399
		1,658,017
California — 4.0%
Bay Area Toll Authority, Refunding RB, Series C, 4.22%, 04/01/56(a)	1,000	989,075
California Community Choice Financing Authority, RB(a)
Series B-2, Sustainability Bonds, 4.22%, 02/01/52	1,500	1,360,185
Series E-2, Sustainability Bonds, 5.23%, 02/01/54	1,550	1,546,462
California Community Housing Agency, RB, M/F Housing, 3.00%, 08/01/56(b)	120	83,740
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	365	358,114
California Health Facilities Financing Authority, Refunding RB, Series A, 3.00%, 08/15/51	1,100	838,578
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/43	1,400	1,380,298
CSCDA Community Improvement Authority, RB, M/F Housing(b)
Sustainability Bonds, 5.00%, 09/01/37	100	99,521
Sustainability Bonds, 4.00%, 12/01/56	200	145,723
Series A, Sustainability Bonds, 4.00%, 06/01/58	475	339,579
Security	Par (000)	Value
California (continued)
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series A, AMT, 5.00%, 05/01/44	$1,860	$ 1,859,866
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	940	944,354
		9,945,495
Colorado — 2.4%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/48	1,700	1,719,718
Colorado Health Facilities Authority, RB, 5.50%, 11/01/47	205	224,825
Colorado Health Facilities Authority, Refunding RB, Series A, 3.25%, 08/01/49	3,025	2,246,024
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	830	835,296
E-470 Public Highway Authority, Refunding RB, Series B, 3.91%, 09/01/39(a)	260	259,414
STC Metropolitan District No. 2, Refunding GO, Series A, 5.00%, 12/01/38	715	713,525
		5,998,802
Connecticut — 1.5%
State of Connecticut Special Tax Revenue, RB, Series A, 5.25%, 07/01/42	1,725	1,929,023
State of Connecticut, GO, Series A, 5.00%, 04/15/38	1,690	1,783,016
		3,712,039
Delaware — 0.5%
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/48	1,345	1,284,444
District of Columbia — 1.7%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/48	465	490,512
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, 5.25%, 07/15/53	3,370	3,645,626
		4,136,138
Florida — 7.9%
Capital Trust Agency, Inc., RB(b)
Series A, 5.00%, 06/01/45	465	408,003
Series A, 5.50%, 06/01/57	165	149,516
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/53	1,700	1,884,224
County of Broward Florida Tourist Development Tax Revenue, Refunding RB, Convertible, 4.00%, 09/01/51	1,700	1,567,068
County of Miami-Dade Seaport Department, Refunding RB
Series A-2, (AGM), 4.00%, 10/01/49	1,700	1,578,170
Series A, AMT, 5.00%, 10/01/38	950	1,010,292
Series A-1, AMT, (AGM), 4.00%, 10/01/45	3,230	2,977,942
Cypress Bluff Community Development District, SAB, Series A, 3.80%, 05/01/50(b)	730	566,896
Finley Woods Community Development District, SAB
4.00%, 05/01/40	265	231,579
4.20%, 05/01/50	450	374,420
Florida Development Finance Corp., RB(b)
6.50%, 06/30/57	335	319,909
AMT, 5.00%, 05/01/29	470	469,003
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Florida Development Finance Corp., Refunding RB
5.00%, 09/15/50(b)	$260	$ 224,203
AMT, 07/15/32(b)(c)	825	851,420
AMT, (AGM), 07/01/53(c)	2,160	2,250,277
AMT, 07/01/53(c)	365	378,092
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	210	221,732
Lee County Housing Finance Authority, RB, S/F Housing, Series A-2, (FHLMC, FNMA, GNMA), 6.00%, 09/01/40	25	25,023
Osceola Chain Lakes Community Development District, SAB
4.00%, 05/01/40	670	584,636
4.00%, 05/01/50	640	513,314
Palm Beach County Health Facilities Authority, Refunding RB, 4.00%, 08/15/49	2,065	1,840,393
Southern Groves Community Development District No. 5, Refunding SAB, 4.00%, 05/01/43	380	322,559
University of Florida Department of Housing & Residence Education Hsg Sys Rev, RB, Series A, (BAM-TCRS), 3.00%, 07/01/51	1,000	759,405
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	210	211,970
		19,720,046
Georgia — 1.6%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	195	183,027
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	950	976,709
Main Street Natural Gas, Inc., Refunding RB, Series E-2, 5.26%, 12/01/53(a)	2,830	2,931,578
		4,091,314
Hawaii — 0.8%
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	740	740,227
AMT, 5.25%, 08/01/26	1,205	1,205,361
		1,945,588
Illinois — 7.0%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,225	1,296,867
Series A, 5.00%, 12/01/40	1,165	1,185,480
Illinois Finance Authority, Refunding RB, Series C, 4.00%, 02/15/41	1,000	947,500
Illinois Housing Development Authority, RB, S/F Housing, Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 10/01/42	515	523,979
Illinois Municipal Electric Agency, Refunding RB
Series A, 5.00%, 02/01/31	1,760	1,780,481
Series A, 5.00%, 02/01/32	880	889,930
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	4,885	4,936,665
Series A, 5.00%, 01/01/45	980	1,036,188
Series A, 4.00%, 01/01/46	1,000	947,919
State of Illinois, GO
5.25%, 02/01/31	1,495	1,498,618
5.25%, 02/01/32	2,320	2,322,326
		17,365,953
Security	Par (000)	Value
Indiana — 0.2%
Indiana Finance Authority, RB
5.00%, 06/01/41	$300	$ 244,025
5.00%, 06/01/51	220	163,418
5.00%, 06/01/56	190	137,513
		544,956
Iowa — 0.4%
PEFA, Inc., RB, 5.00%, 09/01/49(a)	1,000	1,017,154
Kentucky — 0.9%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	150	146,910
Fayette County School District Finance Corp., RB, (BAM- TCRS), 5.00%, 06/01/47	1,995	2,087,176
		2,234,086
Louisiana — 0.9%
Lake Charles Harbor & Terminal District, ARB, Series B, AMT, (AGM), 5.50%, 01/01/29	2,225	2,226,863
Maryland — 4.3%
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/42	2,450	2,483,486
Maryland Community Development Administration, Refunding RB, S/F Housing, Series C, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.50%, 09/01/49	1,095	1,035,031
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.00%, 12/31/40	525	540,156
Maryland Stadium Authority, RB, Series A, 5.00%, 05/01/47	6,460	6,646,773
		10,705,446
Massachusetts — 1.5%
Commonwealth of Massachusetts, GO
Series B, 3.00%, 04/01/49	1,300	963,702
Series D, 4.00%, 02/01/43	1,550	1,499,889
Massachusetts Development Finance Agency, RB
Series A, 5.25%, 01/01/42	940	948,515
Series A, 5.00%, 01/01/47	420	411,591
		3,823,697
Michigan — 2.0%
Michigan Finance Authority, RB, 4.00%, 02/15/44	2,500	2,355,634
Michigan Finance Authority, Refunding RB
4.00%, 09/01/46	550	484,402
4.52%, 04/15/47(a)	755	753,308
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	895	882,140
Ottawa County Building Authority, RB, 4.00%, 05/01/47	500	474,576
		4,950,060
Minnesota — 0.7%
Minnesota Housing Finance Agency, RB, S/F Housing, Series N, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.10%, 07/01/42	1,555	1,636,730
Mississippi — 2.0%
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40	2,225	2,229,409
State of Mississippi Gaming Tax Revenue, RB, Series A, 4.00%, 10/15/38	2,815	2,698,858
		4,928,267

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Missouri — 1.8%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53	$5,000	$ 4,507,289
Montana — 0.0%
Montana Board of Housing, RB, S/F Housing, Series B-2, 3.60%, 12/01/47	165	139,254
Nevada — 2.0%
Carson City Nevada, Refunding RB, 5.00%, 09/01/42	1,130	1,138,921
City of Las Vegas Nevada Special Improvement District No. 814, SAB
4.00%, 06/01/39	120	107,274
4.00%, 06/01/44	315	261,742
City of Reno Nevada, Refunding RB, Series A-1, (AGM), 4.00%, 06/01/43	2,690	2,586,672
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	580	593,873
5.00%, 07/01/45	400	404,582
		5,093,064
New Hampshire — 0.2%
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, 4.25%, 07/20/41	555	539,322
New Jersey — 8.5%
New Jersey Economic Development Authority, RB
5.00%, 06/15/34	635	689,927
5.00%, 06/15/36	810	871,736
Series A, 5.00%, 06/15/47	2,500	2,560,369
AMT, (AGM), 5.00%, 01/01/31	1,355	1,355,515
AMT, 5.38%, 01/01/43	1,940	1,940,893
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	1,500	1,390,662
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	1,195	1,167,973
Series C, AMT, Subordinate, 5.00%, 12/01/52	1,355	1,362,859
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series A, AMT, 3.80%, 10/01/32	1,880	1,748,107
New Jersey Transportation Trust Fund Authority, RB
5.25%, 06/15/43	2,980	3,134,829
Class BB, 4.00%, 06/15/50	1,500	1,405,545
Series BB, 4.00%, 06/15/50	1,775	1,651,324
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	1,000	1,022,202
Sub-Series B, 5.00%, 06/01/46	810	817,493
		21,119,434
New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	135	123,886
New York — 6.9%
City of New York, GO, Series D, 4.00%, 04/01/50	1,190	1,123,330
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	760	760,475
Series 1, 4.00%, 02/15/43	1,750	1,670,684
Series A, Sustainability Bonds, 3.00%, 11/15/51	210	151,121
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/54	3,525	3,275,144
New York State Thruway Authority, RB, Sustainability Bonds, 4.13%, 03/15/56	1,675	1,571,578
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	465	503,241
Security	Par (000)	Value
New York (continued)
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	$1,025	$ 1,079,872
AMT, 4.00%, 04/30/53	605	484,580
AMT, Sustainability Bonds, 5.38%, 06/30/60	5,350	5,593,610
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	895	908,216
		17,121,851
North Carolina — 2.0%
University of North Carolina at Chapel Hill, Refunding RB, Series A, 4.21%, 12/01/41(a)	4,970	4,955,266
North Dakota — 0.4%
City of Grand Forks North Dakota, RB, Series A, (AGM), 5.00%, 12/01/48	880	924,123
Ohio — 3.0%
Allen County Port Authority, Refunding RB, Series A, 4.00%, 12/01/40	490	426,621
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	3,675	3,331,183
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	270	294,865
State of Ohio, RB, AMT, 5.00%, 12/31/39	1,325	1,318,185
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	2,275	2,073,971
		7,444,825
Oklahoma — 2.3%
Oklahoma Turnpike Authority, RB
5.50%, 01/01/53	2,055	2,245,076
Series A, 4.00%, 01/01/48	3,600	3,423,040
		5,668,116
Pennsylvania — 15.7%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM), 5.50%, 01/01/53	670	710,052
Allegheny County Hospital Development Authority, RB, Series D2, 4.47%, 11/15/47(a)	1,040	1,033,064
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	200	150,185
Chester County Health and Education Facilities Authority, Refunding RB, Series A, 5.00%, 10/01/52	2,000	2,034,919
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB
Series B, (AGM), 4.50%, 09/01/48	1,415	1,425,808
Series B, (AGM), 5.50%, 09/01/53	2,830	3,087,107
Commonwealth of Pennsylvania, GO, Series 1, 4.00%, 03/01/38	3,600	3,613,860
Geisinger Authority, Refunding RB
4.00%, 04/01/50	3,080	2,722,862
Series A-1, 4.00%, 02/15/47	2,815	2,582,700
Lancaster Industrial Development Authority, RB, 5.00%, 12/01/44	675	675,969
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	570	574,949
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	5,930	5,991,357
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.50%, 06/30/43	515	557,702
AMT, 5.25%, 06/30/53	1,000	1,036,105
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 125B, AMT, 3.65%, 10/01/42	1,500	1,355,324
Series 143A, Sustainability Bonds, 5.38%, 10/01/46	3,990	4,220,769
Pennsylvania Turnpike Commission, RB
Sub-Series B-1, 5.25%, 06/01/47	2,300	2,366,068
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB (continued)
Series A, Subordinate, 5.00%, 12/01/37	$750	$ 802,750
Series A-1, Subordinate, 5.00%, 12/01/46	1,300	1,311,865
Philadelphia Authority for Industrial Development, RB, 5.25%, 11/01/52	1,285	1,327,083
Pittsburgh School District, GO, (SAW), 3.00%, 09/01/41	1,165	949,143
School District of Philadelphia, GO, Series A, (SAW), 5.50%, 09/01/48	400	433,848
		38,963,489
Puerto Rico — 5.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	5,039	4,915,254
Series A-1, Restructured, 5.00%, 07/01/58	4,109	4,090,482
Series A-2, Restructured, 4.78%, 07/01/58	264	256,025
Series A-2, Restructured, 4.33%, 07/01/40	2,279	2,222,936
Series B-2, Restructured, 4.78%, 07/01/58	394	382,444
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	4,757	1,482,286
		13,349,427
South Carolina — 1.6%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	1,970	2,072,392
South Carolina Jobs-Economic Development Authority, RB(b)
5.00%, 01/01/55	825	677,868
7.50%, 08/15/62	390	359,323
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/43	860	875,856
		3,985,439
Tennessee — 1.7%
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/49	3,000	3,028,203
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series A, Senior Lien, (AGM), 5.25%, 07/01/48	1,020	1,102,371
		4,130,574
Texas — 8.4%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	410	408,816
7.88%, 11/01/62	360	359,890
Aubrey Independent School District, GO, (PSF), 4.00%, 02/15/52	1,000	918,851
City of Austin Texas Airport System Revenue, ARB, AMT, 5.00%, 11/15/33	2,500	2,506,116
Dallas Independent School District, Refunding GO, (PSF), 4.00%, 02/15/53	900	828,476
Del Valle Independent School District Texas, GO, (PSF), 4.00%, 06/15/47	1,410	1,349,162
Fort Worth Independent School District, GO, (PSF), 4.00%, 02/15/48	885	830,441
Gunter Independent School District, GO, (PSF), 4.00%, 02/15/53	815	741,694
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	440	396,172
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 01/01/43	1,400	1,452,715
Security	Par (000)	Value
Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., RB
5.00%, 11/15/51	$1,620	$ 1,692,792
Series B, 5.00%, 07/01/36	2,500	2,637,068
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 11/15/40	2,500	2,224,488
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	255	224,069
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	2,935	3,088,456
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.50%, 12/31/58	1,050	1,124,003
		20,783,209
Utah — 1.8%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.25%, 07/01/48	585	612,196
Series A, AMT, 5.50%, 07/01/53	675	723,460
County of Utah Utah, RB, Series B, 4.00%, 05/15/47	1,340	1,231,823
County of Utah, RB, Series A, 3.00%, 05/15/50	1,840	1,376,124
Utah Charter School Finance Authority, RB, 5.00%, 06/15/49(b)	170	154,655
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/40(b)	325	316,262
		4,414,520
Virginia — 1.4%
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	955	887,144
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/52	2,525	2,530,553
		3,417,697
Washington — 2.5%
Central Puget Sound Regional Transit Authority, RB, Series 2015, Class 2A, Sustainability Bonds, 3.97%, 11/01/45(a)	3,000	2,941,980
County of King Washington Sewer Revenue, Refunding RB, Series A, Junior Lien, 4.00%, 01/01/40(a)	615	607,498
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	660	666,135
Series C, AMT, Intermediate Lien, 5.00%, 05/01/42	735	745,742
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	875	896,996
Washington State Housing Finance Commission, Refunding RB
Series A, 5.00%, 07/01/43	215	220,584
Series A, 5.00%, 07/01/48	205	208,084
		6,287,019
West Virginia — 1.0%
West Virginia Parkways Authority, RB, Senior Lien, 4.00%, 06/01/51	2,810	2,619,868
Wisconsin — 1.3%
Public Finance Authority, RB(b)
Class A, 5.00%, 06/15/51	550	428,937
Series A, 5.00%, 07/01/55	305	247,049
Series A, 5.00%, 10/15/55	955	791,665
Series A-1, 4.50%, 01/01/35	510	479,249
Public Finance Authority, Refunding RB
5.00%, 09/01/49(b)	285	228,791
Series B, AMT, 5.00%, 07/01/42	990	990,160
		3,165,851

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wyoming — 0.3%
University of Wyoming, RB, Series C, (AGM), 4.00%, 06/01/51	$855	$ 772,353
Total Municipal Bonds — 115.9% (Cost: $289,367,730)		288,184,824
Municipal Bonds Transferred to Tender Option Bond Trusts(e)
Massachusetts — 4.3%
Commonwealth of Massachusetts, GO, Series D, 5.00%, 10/01/51	10,005	10,690,235
New York — 10.8%
New York Power Authority, RB, Series A, Sustainability Bonds, (AGM), 5.13%, 11/15/63	3,373	3,595,753
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47	5,000	4,784,423
New York Transportation Development Corp., RB, AMT, Sustainability Bonds, (AGM), 5.13%, 06/30/60	10,000	10,301,099
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.50%, 05/15/63	8,264	8,143,816
		26,825,091
Pennsylvania — 2.1%
Pennsylvania Turnpike Commission, Refunding RB, Series B, 5.25%, 12/01/52	4,995	5,393,623
South Carolina — 4.3%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	10,005	10,655,349
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 21.5% (Cost: $52,780,144)		53,564,298
Total Long-Term Investments — 137.4% (Cost: $342,147,874)		341,749,122
Short-Term Securities
Commercial Paper — 4.0%
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 3.75%, 09/20/24	10,000	9,995,773

Security	Shares	Value
Money Market Funds — 3.1%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.45%(f)(g)	7,672,911	$ 7,673,679
Total Short-Term Securities — 7.1% (Cost: $17,661,405)		17,669,452
Total Investments — 144.5% (Cost: $359,809,279)		359,418,574
Other Assets Less Liabilities — 0.5%		1,130,453
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.6)%		(33,887,037)
VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (31.4)%		(78,000,000)
Net Assets Applicable to Common Shares — 100.0%		$ 248,661,990

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 43,517,069	$ —	$ (35,846,411)(a)	$ 5,339	$ (2,318)	$ 7,673,679	7,672,911	$ 607,720	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 288,184,824	$ —	$ 288,184,824
Municipal Bonds Transferred to Tender Option Bond Trusts	—	53,564,298	—	53,564,298
Short-Term Securities
Commercial Paper	—	9,995,773	—	9,995,773
Money Market Funds	7,673,679	—	—	7,673,679
	$7,673,679	$351,744,895	$—	$359,418,574
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(33,591,657)	$—	$(33,591,657)
VMTP Shares at Liquidation Value	—	(78,000,000)	—	(78,000,000)
	$—	$(111,591,657)	$—	$(111,591,657)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
Portfolio Abbreviation (continued)
GO	General Obligation Bonds
M/F	Multi-Family
PSF	Permanent School Fund
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding